Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2023 $	December 31, 2022 $
Accrued liabilities	73,320	78,301
Deferred revenues - current	3,402	1,650
Office lease liability – current (note 1)	2,527	2,232
Asset retirement obligation - current	3,219	4,788
	82,468	86,971

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2023 $	December 31, 2022 $
Freight tax provisions (note 17)	47,813	42,477
Asset retirement obligation	—	2,923
Office lease liability – long-term (note 1)	8,764	10,537
Pension liabilities	6,594	6,194
Other	786	1,380
	63,957	63,511